PROPERTY, PLANT & EQUIPMENT - Disclosure of property, plant & equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 758,006
Additions	78,647
Depletion and amortization	103,469
Foreign exchange translation	(3,471)
Ending balance	742,619	$ 758,006
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,247,343	1,204,775
Additions	79,465	89,069
Changes in rehabilitation cost asset	12,906	(31,695)
Disposals	(7,023)	(6,978)
Foreign exchange translation	(3,471)	(7,828)
Transfers between categories	0	0
Ending balance	1,329,220	1,247,343
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	489,337	383,488
Depletion and amortization	103,469	110,766
Disposals	(6,205)	(4,917)
Ending balance	586,601	489,337
Property acquisition costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	111,644
Ending balance	109,895	111,644
Property acquisition costs [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	111,644	99,872
Additions	0	16,240
Changes in rehabilitation cost asset	0	0
Disposals	0	0
Foreign exchange translation	(1,749)	(4,468)
Transfers between categories	0	0
Ending balance	109,895	111,644
Property acquisition costs [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depletion and amortization	0	0
Disposals	0	0
Ending balance	0	0
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	156,290
Ending balance	153,417	156,290
Mineral properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	387,404	385,504
Additions	44,454	34,750
Changes in rehabilitation cost asset	12,906	(31,695)
Disposals	0
Foreign exchange translation	(693)	(1,155)
Transfers between categories	0	0
Ending balance	444,071	387,404
Mineral properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	231,114	160,849
Depletion and amortization	59,540	70,265
Disposals	0	0
Ending balance	290,654	231,114
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	490,072
Ending balance	473,981	490,072
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	748,295	719,211
Additions	22,351	28,565
Changes in rehabilitation cost asset	0	0
Disposals	(7,023)	(6,978)
Foreign exchange translation	(1,029)	(2,205)
Transfers between categories	7,334	9,702
Ending balance	769,928	748,295
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	258,223	222,639
Depletion and amortization	43,929	40,501
Disposals	(6,205)	(4,917)
Ending balance	295,947	258,223
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	5,326	0
Construction in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	188
Additions	12,660	9,514
Changes in rehabilitation cost asset	0	0
Disposals	0	0
Foreign exchange translation		0
Transfers between categories	(7,334)	(9,702)
Ending balance	5,326	0
Construction in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depletion and amortization	0	0
Disposals	0	0
Ending balance	$ 0	$ 0